Other income and other expenses - Other operating income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income and other expenses
Damages/insurance proceeds	€ 100,329	€ 53,206	€ 12,282
Exchange gains	8,116,344	5,434,874	3,326,593
Miscellaneous other operating income	2,099,223	2,716,140	1,630,159
Total	10,315,896	8,204,220	4,969,034
Miscellaneous other operating income from sales of samples or scrap	€ 1,390,000	381,000	767,000
Miscellaneous other operating income from expense reimbursements		1,096,000	274,000
Income from non-operating activities		€ 688,000
Tooling income			492,000
ECL reduction			€ 326,000